Accrued expenses and other liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current liabilities [abstract]
Accrued staff costs	$ 1,405,316	$ 1,763,099
Accrued expenses	2,949,038	12,131,214
Accrued professional fee	4,432,425	11,877,996
Value added tax payable	58,093	1,893,190
Deposit liabilities	328,559	2,690,842
Consideration payable in relation to the ACT Acquisition (note)	958,224
Other payables and accruals	5,479,766	5,923,957
Accrued expenses and other current liabilities	15,611,421	36,280,298
Non-current
Other non-current liabilities	949,701
Non accrued expenses and other non current liabilities	$ 16,561,122	$ 36,280,298